Condensed Consolidated Statement of Changes in Equity - EUR (€) € in Thousands	Share Capital	Share Premium	Equity Settled Employee Benefit Reserve	Translation Reserve	Accumulated Deficit	Total
Balance at beginning of period at Dec. 31, 2024	€ 4,308	€ 483,812	€ 26,248	€ 1,350	€ (427,158)	€ 88,560
Balance at beginning of period (in shares) at Dec. 31, 2024	107,710,916
Result for the period					(10,079)	(10,079)
Other comprehensive income				(371)		(371)
Recognition of share-based payments			758			758
Treasury shares transferred (in shares)	(130,436)
Share options lapsed			(826)		826
Share options exercised / RSUs vested		67	(180)		180	67
Share options exercised / RSUs vested (in shares)	130,436
Balance at end of period at Mar. 31, 2025	€ 4,308	483,879	26,000	979	(436,231)	78,935
Balance at end of period (in shares) at Mar. 31, 2025	107,710,916
Balance at beginning of period at Dec. 31, 2025	€ 4,308	483,881	28,426	265	(467,506)	49,374
Balance at beginning of period (in shares) at Dec. 31, 2025	107,710,916
Result for the period					(13,383)	(13,383)
Other comprehensive income				179		179
Recognition of share-based payments			1,428			1,428
Treasury shares transferred (in shares)	(1,091)
Share options lapsed			(1,994)		1,994
Share options exercised / RSUs vested			(1)		1
Share options exercised / RSUs vested (in shares)	1,091
Balance at end of period at Mar. 31, 2026	€ 4,308	€ 483,881	€ 27,859	€ 444	€ (478,894)	€ 37,598
Balance at end of period (in shares) at Mar. 31, 2026	107,710,916